Warrants and Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	6 Months Ended
Jun. 30, 2019 EUR (€)
Disclosure Of Warrant Activity [line items]
Beginning balance	5,611,629
Granted during the period	226,500
Exercised during the period	(618,089)
Forfeited during the period	(20,863)
Expired during the period	0
Ending balance	5,199,177
Vested at the balance sheet date	2,482,458
Beginning balance	€ 29.03
Granted during the period	95.34
Exercised during the period	15.08
Forfeited during the period	44.38
Expired during the period	0.00
Ending balance	33.52
Vested at the balance sheet date	€ 20.46